OTHER INCOME (LOSS), NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
OTHER INCOME (LOSS), NET
Income of incentive payment from depository bank	¥ 1,208	$ 180	¥ 1,201
Fair value change of short-term and other investments	(23,765)	(3,548)	13,494
Fair value change of put right liabilities	30,798	4,598	14,618
Net foreign exchange gains (losses)	(72,718)	(10,857)	19,350
Subsidy income	12,353	1,844	3,764
Others	180	28	(523)
Other income (expenses), net	¥ (51,944)	$ (7,755)	¥ 51,904